LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information
related
to leases as of December 31, were as follows:

		December 31,
Liabilities	Presentation	2021	2020
Current:
Operating lease liabilities	Other current liabilities	$2,383	$1,670
Non-current:
Operating lease liabilities	Non-current lease liabilities	28,302	27,299

Total lease liabilities		$30,685	$28,969

Components of Lease Expense
The components of lease expense were as follows during the years ended December 31:

	Years Ended December 31,
	2021	2020
Operating lease costs	$3,356	$2,552

Finance lease costs:
Amortization of right-of-use assets	$—	$583
Interest on lease liabilities	—	95

Total finance lease costs	$—	$678

Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases is as follows for the years ended December 31:
Cash paid for amounts included in the measurement of lease liabilities:

	Years Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,051	$2,080
Operating cash flows from finance leases	—	95
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,916	$2,410

Schedule of Future Minimum Operating Lease Payments
The following is a schedule of the future minimum operating lease payments by year as of December 31:

Operating Leases
2022	$3,799
2023	4,076
2024	3,984
2025	3,728
2026	3,790
Thereafter	21,636

Total lease payments	41,013
Less imputed interest	(10,328)

Total	$30,685